Capital and financial risk management - Foreign exchange sensitivity Equity Impact (Details) - Currency Risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CNY
Capital and financial risk management
Percentage Appreciation	10.00%
Percentage Depreciation	10.00%
Increase (decrease) in equity due to appreciation	€ (11)
Increase (decrease) in equity due to depreciation	€ 11
Euro
Capital and financial risk management
Percentage Appreciation	10.00%	10.00%
Percentage Depreciation	10.00%	10.00%
Increase (decrease) in equity due to appreciation	€ (182)
Increase (decrease) in equity due to depreciation	€ 152